Assets and Liabilities Held for Sale	12 Months Ended
Dec. 31, 2025
Assets Held for Sale [Abstract]
Assets and Liabilities Held for Sale	Assets and Liabilities Held for Sale
The change in assets held for sale is as follows:

	2025	2024
As at Jan. 1	80	—
Additions from acquisition of Heartland related to Required Divestitures (Note 4)	—	80
Transfers from property, plant and equipment (Notes 7 and 19)	30	—
Derecognition of Required Divestitures (Notes 7)	(80)	—
Balance, Dec. 31	30	80
The liabilities held for sale as at Dec. 31, 2025 totalling $6 million are related to the Energy Transition equipment. The amount was transferred from the decommissioning and other provisions and was included within accounts payable, accrued liabilities and other current liabilities